Consolidated Statements of Cash Flows - USD ($) $ in Millions		3 Months Ended				12 Months Ended			19 Months Ended
		Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Operating Activities
Net (loss) income		$ 230	$ (610)	$ 188	$ 572	$ (2,923)	$ 600	$ 4,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization						1,373	1,402	1,539
Credit for deferred income tax and other tax related items						(306)	(467)	(534)
Goodwill impairment charges		0	533	0	0	3,214	242	0
Financing Activities
Purchases of common stock						(232)			$ (982)
Dividends paid to stockholders	[1]					(882)	(1,611)	(3,491)
Cash, cash equivalents and restricted cash at beginning of period			1,577		14,022	1,577	14,022	14,015
Cash, cash equivalents and restricted cash at end of period		8,775		1,577		8,775	1,577	14,022	8,775
Supplemental Cash Flow Information [Abstract]
Interest, net of amounts capitalized						647	969	2,116
Income taxes						495	722	2,199
Continuing Operations [Member]
Financing Activities
Cash, cash equivalents and restricted cash at beginning of period			1,569		8,583	1,569	8,583	4,431
Cash, cash equivalents and restricted cash at end of period		8,767		1,569		8,767	1,569	8,583	8,767
Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Financing Activities
Cash, cash equivalents and restricted cash at beginning of period			$ 8		$ 5,439	8	5,439	9,584
Cash, cash equivalents and restricted cash at end of period		$ 8		$ 8		8	8	5,439	$ 8
Total Company [Domain]
Operating Activities
Net (loss) income						(2,923)	600	4,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization						3,094	3,195	5,918
Credit for deferred income tax and other tax related items						(692)	(768)	(366)
Earnings of nonconsolidated affiliates (in excess of) less than dividends received						(87)	909	83
Net periodic pension benefit cost (credit)						37	(55)	58
Pension contributions						(98)	(697)	(2,964)
Net gain on sales of assets, businesses and investments						(642)	(149)	(93)
Restructuring and asset related charges - net						849	588	1,105
Goodwill impairment charges						3,214	1,175	0
Amortization of merger-related inventory step-up						0	253	1,628
Other net loss						175	338	720
Changes in assets and Liabilities, net of effects of acquired and divested companies
Accounts and notes receivable						308	(2,227)	(1,611)
Inventories						570	387	(1,496)
Accounts payable						177	(1,049)	201
Other assets and liabilities, net						113	(1,091)	(2,452)
Cash provided by operating activities						4,095	1,409	4,731
Investing Activities
Capital expenditures						(1,194)	(2,472)	(3,837)
Investment in gas field developments						0	(25)	(114)
Purchases of previously leased assets						0	0	(26)
Proceeds from sales of property, businesses, and ownership interests in nonconsolidated affiliates, net of cash divested						1,033	299	206
Acquisitions of property and businesses, net of cash acquired						(70)	(180)	(20)
Purchases of investments						(1)	(197)	(2,787)
Proceeds from sales and maturities of investments						1	242	3,402
Proceeds from interests in trade accounts receivable conduits						0	0	657
Other investing activities, net						29	20	57
Cash used for investing activities						(202)	(2,313)	(2,462)
Financing Activities
Changes in short-term borrowings						(1,829)	2,735	223
Proceeds from issuance of long-term debt						8,275	4,005	15,455
Payments on long-term debt						(2,031)	(6,900)	(9,009)
Purchases of common stock						(232)	(2,329)	(4,421)
Proceeds from issuance of Company stock						57	85	197
Employee taxes paid for share-based payment arrangements						(15)	(84)	(128)
Distributions to noncontrolling interests						(50)	(27)	(195)
Dividends paid to stockholders						(882)	(1,611)	(3,491)
Cash held by Dow and Corteva at the respective DWDP Distributions						0	(7,315)	0
Debt extinguishment costs						0	(104)	(555)
Other financing activities, net						(55)	(5)	6
Cash provided by (used for) financing activities						3,238	(11,550)	(1,918)
Effect of exchange rate changes on cash, cash equivalents and restricted cash						67	9	(344)
Increase (Decrease) in cash, cash equivalents and restricted cash						$ 7,198	$ (12,445)	$ 7

[1]	The 2019 and 2018 dividends declared and paid include dividends declared and paid to DowDuPont common stockholders prior to the DWDP Distributions.